SEGMENT REPORTING	6 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 1
5
 -     SEGMENT REPORTING
The CODM
of the Company
has been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.
Based on the criteria established by ASC 280, the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E, in accordance with the Company’s organization and internal financial reporting structure. The CODM assesses the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the six months ended December 31, 2018, and 2019 is as follows:

	Six months ended December 31, 2018
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$90,357	75,883	67,093	233,333
Product sales	10,337	3,620	—	13,957
Maintenance service revenue	6,119	33,218	41	39,378
Extended warran ty service reven ue	364	1,150	—	1,514

Total	107,177	113,871	67,134	288,182
Costs of revenue	69,125	53,423	57,174	179,722

Gross profit	$38,052	60,448	9,960	108,460

	Six months ended December 31, 2019
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$116,288	82,546	35,307	234,141
Product sales	9,164	3,497	—	12,661
Maintenance ser vice revenue	7,921	36,625	705	45,251
Extended warrant y ser vice revenue	555	730	—	1,285

Total	133,928	123,398	36,012	293,338
Costs of revenue	88,722	67,370	29,108	185,200

Gross profit	$45,206	56,028	6,904	108,138

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical
area:

	Six months ended December 31,
	2018	2019
	(Unaudited)	(Unaudited)
Revenues:
PRC	$213,742	$250,126
Non-PRC	74,440	43,212

	$288,182	$293,338

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30, 2019	December 31, 2019

		(Unaudited)
Long-lived assets other than goodwill and acquired intangible assets
PRC	$125,781	$126,102
Non-PRC	11,986	12,951

	$137,767	$139,053